Equity Investments in Subsidiaries, Associates and Joint Ventures - Additional information (Detail) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended	13 Months Ended
	Dec. 23, 2025	Dec. 26, 2024 shares	Dec. 06, 2024 ARS ($) customer branch shares	Dec. 31, 2025 ARS ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2025 ARS ($)	Dec. 31, 2025 ARS ($)	Apr. 23, 2025 ARS ($) vote $ / shares shares	Feb. 13, 2025 $ / shares	Feb. 03, 2025	Dec. 06, 2024 USD ($) shares	Dec. 05, 2024 $ / shares	Oct. 17, 2024 $ / shares	Aug. 20, 2024 $ / shares
Disclosure of subsidiaries [line items]
Total consideration			$ 1,051,367,753
Book value				$ 1,622,340,367	$ 1,327,992,931	$ 1,622,340,367	$ 1,622,340,367
Par value per share (in dollars per share) | $ / shares									$ 1			$ 1	$ 1	$ 1
Capital Stock				$ 1,606,254	1,588,514	$ 1,606,254	1,606,254
Nera Agro Holding S.L.
Disclosure of subsidiaries [line items]
Percentage of ownership interest in joint venture	50.00%			50.00%		50.00%
Grupo Financiero Galicia SA
Disclosure of subsidiaries [line items]
Book value				$ 1,622,340,367	$ 1,208,573,282	$ 1,622,340,367	$ 1,622,340,367
Grupo Financiero Galicia SA | Negotiable Obligation
Disclosure of subsidiaries [line items]
Book value			81,158								$ 110,231,859,000
Banco GGAL S.A.
Disclosure of subsidiaries [line items]
% of ownership				0.00%	0.006%	0.00%	0.00%
Galicia Asset Management S.A.U.
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | $ / shares								$ 1
Increase of capital stock								$ 54,687
Capital Stock								103,814
Capital stock								158,501
Share premium								$ 28,161,993
Galicia Asset Management S.A.U. | Class B ordinary shares
Disclosure of subsidiaries [line items]
Authorized number of shares to be issued (in shares) | shares								54,687,482
Sudamericana Holding S.A.
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | $ / shares								$ 1
Increase of capital stock								$ 246,344
Capital Stock								112,052
Capital stock								358,396
Share premium								$ 105,745,127
Sudamericana Holding S.A. | Class B ordinary shares
Disclosure of subsidiaries [line items]
Authorized number of shares to be issued (in shares) | shares								246,343,511
Banco de Galicia y Buenos Aires S.A.
Disclosure of subsidiaries [line items]
% of ownership				0.002%	0.00%	0.002%	0.002%
Banco de Galicia y Buenos Aires S.A. | Ordinary Shares Class A
Disclosure of subsidiaries [line items]
Number of shares issued (in shares) | shares								101
Par value per share (in dollars per share) | $ / shares								$ 1
Number of votes per share | vote								5
Banco de Galicia y Buenos Aires S.A. | Ordinary Shares Class B
Disclosure of subsidiaries [line items]
Number of shares issued (in shares) | shares								754,761,922
Par value per share (in dollars per share) | $ / shares								$ 1
Number of votes per share | vote								1
GGAL Holdings S.A., GGAL Participaciones S.A.U., And Banco GGAL S.A.
Disclosure of subsidiaries [line items]
Increase (decrease) in fair value of assets							$ (14,806,328)
Increase (decrease) in fair value of liabilities							(4,623,034)
Non-controlling Interest							394
Retained earnings adjustment							(21,873,427)
Profit (loss) of acquiree since acquisition date					$ 931,229,987
Total			$ 2,358,986,431	$ 2,337,113,004		$ 2,337,113,004	2,337,113,004
GGAL Holdings S.A., GGAL Participaciones S.A.U., And Banco GGAL S.A. | Grupo Financiero Galicia SA
Disclosure of subsidiaries [line items]
% of ownership			42.11%								42.11%
GGAL Holdings S.A., GGAL Participaciones S.A.U., And Banco GGAL S.A. | Banco de Galicia y Bs.As. S.A.
Disclosure of subsidiaries [line items]
% of ownership			57.89%								57.89%
HSBC Bank Argentina S.A.
Disclosure of subsidiaries [line items]
% of ownership			99.99383%								99.99383%
Total consideration			$ 1,530,241,501
HSBC Argentina Holdings S.A., HSBC Participaciones (Argentina) S.A., HSBC Global Asset Management S.A., HSBC Seguros de Vida (Argentina) S.A., and HSBC Seguros de Retiro (Argentina) S.A.
Disclosure of subsidiaries [line items]
% of ownership			100.00%								100.00%
Banco GGAL S.A.
Disclosure of subsidiaries [line items]
Total			$ 180,493
Shares acquired (in shares) | shares			103,739
Number of shares issued (in shares) | shares			1,244,125,589								1,244,125,589
Banco GGAL S.A. | Grupo Financiero Galicia SA
Disclosure of subsidiaries [line items]
% of ownership			0.004%								0.004%
Non-current liabilities											$ 100,000,000
Shares acquired (in shares) | shares			43,684
Banco GGAL S.A. | Banco de Galicia y Bs.As. S.A.
Disclosure of subsidiaries [line items]
% of ownership			0.005%								0.005%
Shares acquired (in shares) | shares			60,055
Banco GGAL S.A. | Banco de Galicia y Bs.As. S.A. | Major business combination
Disclosure of subsidiaries [line items]
% of ownership										99.985%
GGAL Holdings S.A.
Disclosure of subsidiaries [line items]
Profit (loss) from associates and joint ventures			$ 953,103,414
Adjustment to fair value as of acquisition date							$ (2,444,459)
Total			2,358,744,850
Share issue related cost			$ 896,109,444
Shares acquired (in shares) | shares		3,997,362	1,180,367,030
Number of shares issued (in shares) | shares			1,184,364,392								1,184,364,392
GGAL Holdings S.A. | Grupo Financiero Galicia SA
Disclosure of subsidiaries [line items]
% of ownership			41.968%								41.968%
Cancellation of obligations			$ 1,489,951,660
Bank transfer			$ 466,265,446
Shares acquired (in shares) | shares			497,052,556
GGAL Holdings S.A. | HSBC Latin America B.V.
Disclosure of subsidiaries [line items]
Non-current liabilities			$ 19,133,177								$ 14,319,000
GGAL Holdings S.A. | HSBC Latin America B.V. | Negotiable Obligation
Disclosure of subsidiaries [line items]
Book value			$ 108,443,593								$ 81,158,000
GGAL Holdings S.A. | Banco de Galicia y Bs.As. S.A.
Disclosure of subsidiaries [line items]
% of ownership			57.695%								57.695%
Shares acquired (in shares) | shares			683,314,474
GGAL Holdings S.A. | Banco GGAL S.A.
Disclosure of subsidiaries [line items]
Number of business branches acquired | branch			101
Number of individuals | customer			593,330
Number of customers | customer			10,141
GGAL Asset Management S.A. S.G.F.C.I.
Disclosure of subsidiaries [line items]
% of ownership		43.5608%
GGAL Asset Management S.A. S.G.F.C.I. | Galicia Asset Management S.A.U. | Major business combination
Disclosure of subsidiaries [line items]
% of ownership										56.439%
GGAL Seguros S.A. And GGAL Seguros De Retiro S.A. | Sudamericana Holding S.A. | Major business combination
Disclosure of subsidiaries [line items]
% of ownership										98.00%
GGAL Participaciones S.A.U.
Disclosure of subsidiaries [line items]
Total			$ 61,088
Shares acquired (in shares) | shares			65,222
Number of shares issued (in shares) | shares			11,513,929								11,513,929
GGAL Participaciones S.A.U. | Grupo Financiero Galicia SA
Disclosure of subsidiaries [line items]
% of ownership			0.239%								0.239%
Shares acquired (in shares) | shares			27,465
GGAL Participaciones S.A.U. | Banco de Galicia y Bs.As. S.A.
Disclosure of subsidiaries [line items]
% of ownership			0.328%								0.328%
Shares acquired (in shares) | shares			37,757
GGAL Participaciones S.A.U. | Sudamericana Holding S.A. | Major business combination
Disclosure of subsidiaries [line items]
% of ownership										100.00%